Restriction on Cash - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Cash And Cash Equivalents [Abstract]
Average reserve balance with Federal Reserve Bank	$ 6,058,000	$ 2,288,000